Financial risk management (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial Risk Management [Abstract]
Loans, financing and debentures (Note 15)	R$ 255,805	R$ 285,853	R$ 88,096
Total lease payables (Note 13)	21,197	20,215
Total trade accounts payables (Note 14.1)	63,959	48,518
Total derivatives (Note 6)	11,055	12,634
Liabilities	477,081	423,735
Less: cash and cash equivalents (Note 5.1)	(106,627)	(104,314)
Less: marketable securities (Notes 5.2)	(13,152)	(29,441)
Total Securities	(119,779)	(133,755)
Net debt	262,285	203,417
Total equity	R$ 880,533	R$ 755,864	R$ 667,468	R$ 687,488
Financial leverage	26.91%	29.79%